T. ROWE PRICE Target 2045 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 16.9%
T. Rowe Price Funds:
New Income Fund  30,272 3,100 2,194 3,953,182 30,756
International Bond Fund (USD
Hedged)  11,767 375 862 1,333,101 11,251
U.S. Treasury Long-Term Index
Fund  10,868 771 950 1,548,918 10,517
Limited Duration Inflation Focused
Bond Fund  6,894 2,205 606 1,800,771 8,446
Dynamic Global Bond Fund  7,180 210 515 908,400 6,867
Emerging Markets Bond Fund  5,083 294 354 508,047 4,974
High Yield Fund  3,401 721 271 648,750 3,828
Floating Rate Fund  1,052 85 77 116,211 1,057
Total Bond Funds (Cost $80,721) 77,696
EQUITY FUNDS 82.7%
T. Rowe Price Funds:
Value Fund  64,610 1,130 3,498 1,147,571 67,041
Growth Stock Fund  66,726 5,843 4,469 577,957 65,644
U.S. Large-Cap Core Fund  36,180 744 1,925 732,609 36,227
Equity Index 500 Fund  37,736 1,142 2,468 178,809 35,719
International Value Equity Fund  32,761 392 2,256 1,110,117 30,706
Overseas Stock Fund  29,008 372 1,570 1,520,674 28,163
International Stock Fund  26,442 319 2,377 1,053,409 24,987
Real Assets Fund  23,853 360 1,187 1,126,415 23,486
Emerging Markets Discovery Stock
Fund  13,601 156 729 561,077 12,355
Emerging Markets Stock Fund  13,001 156 593 218,520 12,222
Mid-Cap Value Fund  12,990 144 1,921 291,464 11,259
Mid-Cap Growth Fund  11,503 144 934 106,458 10,974
Small-Cap Stock Fund  7,097 87 505 102,942 6,763
Small-Cap Value Fund  7,464 87 799 110,016 6,752
New Horizons Fund (2) 7,608 87 791 111,023 6,714
Total Equity Funds (Cost $234,595) 379,012
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 1,318 1,269 504 49
Total Other Mutual Funds (Cost $49) 49

T. ROWE PRICE Target 2045 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds  0.4%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 5,234 3,410 6,935 1,709,348 1,709
Total Short-Term Investments (Cost $1,709) 1,709
Total Investments in Securities 100.0%
(Cost $317,074) $ 458,466
Other Assets Less Liabilities (0.0)% (205)
Net Assets 100.0% $ 458,261
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2045 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (48) $ (8) $ 114
Emerging Markets Bond Fund  (14) (49) 85
Emerging Markets Discovery Stock Fund  241 (673) —
Emerging Markets Stock Fund  176 (342) —
Equity Index 500 Fund  1,177 (691) 102
Floating Rate Fund  (1) (3) 20
Growth Stock Fund  (53) (2,456) —
High Yield Fund  (8) (23) 67
International Bond Fund (USD Hedged)  (47) (29) 81
International Stock Fund  357 603 —
International Value Equity Fund  1,702 (191) —
Limited Duration Inflation Focused Bond Fund  (5) (47) 34
Mid-Cap Growth Fund  (26) 261 —
Mid-Cap Value Fund  502 46 —
New Horizons Fund  38 (190) —
New Income Fund  (134) (422) 382
Overseas Stock Fund  749 353 —
Real Assets Fund  347 460 —
Small-Cap Stock Fund  74 84 —
Small-Cap Value Fund  180 — —
Transition Fund  (9) — 3
U.S. Large-Cap Core Fund  516 1,228 —
U.S. Treasury Long-Term Index Fund  (209) (172) 120
Value Fund  851 4,799 —
U.S. Treasury Money Fund, 3.74% — — 30
Totals $ 6,356# $ 2,538 $ 1,038+

T. ROWE PRICE Target 2045 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,038 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2045 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2045 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2045 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F197-054Q1 08/26